Fixed Income SHares: Series LD
Summary Prospectus
April 30, 2021
Series	LD
Ticker	FXIDX
As permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of shareholder reports from your financial intermediary, such as a broker-dealer or bank, which offers the Portfolio unless you specifically request paper copies from your financial intermediary. Instead, the shareholder reports will be made available on a website, and your financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your financial intermediary.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by visiting pimco.com/edelivery or by following the instructions provided by the financial intermediary.
You may elect to receive all future reports in paper free of charge from your financial intermediary. You should contact your financial intermediary if you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Portfolio, you can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by calling 844.312.2113. Your election to receive reports in paper will apply to all portfolios held with the portfolio complex if you invest directly with the Portfolio or to all portfolios held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.
Before you invest, you may want to review the Portfolio’s prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at https://investments.pimco.com/products/pages/FISH.aspx. You can also get this information at no cost by calling 1-800-927-4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio’s prospectus and Statement of Additional Information, both dated April 30, 2021, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Portfolio
The tables below describe the fees and expenses you pay if you buy, hold and sell shares of the Portfolio. You may pay other fees, such as commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment):	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
FISH: Series LD
Advisory Fees(1)	0.00%
Other Expenses(2)	0.66%
Total Annual Portfolio Operating Expenses(3)	0.66%
1
The Portfolio does not pay an advisory fee to Pacific Investment Management Company LLC (“PIMCO”) under the Investment Advisory Contract between the Trust and PIMCO (the “Investment Advisory Contract”). However, the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker- dealers unaffiliated with the Portfolio or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
2
“Other Expenses” include interest expense of 0.66%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.00%.
3
Pursuant to an Expense Limitation Agreement between the Trust and PIMCO, PIMCO has contractually agreed to waive all fees and/or pay or reimburse all expenses of the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. The Expense Limitation Agreement will continue in effect, unless sooner terminated by the Trust’s Board of Trustees, for so long as PIMCO serves as the investment adviser to the Portfolio pursuant to the Investment Advisory Contract. During the fiscal year ended December 31, 2020, the amounts waived and/or reimbursed pursuant to the Expense Limitation Agreement when rounded were less than 0.01%.
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
	1 Year	3 Years	5 Years	10 Years
FISH: Series LD	$67	$211	$368	$822
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, can adversely affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
FISH: Series LD seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a diversified portfolio of U.S. and foreign fixed income securities of varying maturities, including (but not limited to): obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities including CBOs, CLOs, other CDOs and other similarly structured securities; inflation-indexed bonds issued by both U.S. and

PIMCO Managed Accounts Trust | Summary Prospectus

Fixed Income SHares: Series LD

non-U.S. governments and corporations, including Treasury Inflation Protected Securities (“TIPS”); structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; floating and variable rate debt instruments; and derivative instruments that have economic characteristics similar to the securities referenced above.
The average duration of the Portfolio will normally be between zero and five years; however, the duration of the Portfolio will vary based on PIMCO’s forecast for interest rates. The Portfolio’s average duration may vary significantly from time to time, and there is no assurance that the Portfolio’s duration will be within the zero to five year range at any time. The Portfolio may invest in instruments of any maturity or duration.
The Portfolio may invest without limit in high yield securities (“junk bonds”) rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are economically tied to emerging market countries. The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Portfolio may invest without limit in mortgage-related and other asset-backed securities, including mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Although the Portfolio may invest in derivatives of any kind, it expects to invest in futures contracts, swaps and forward foreign currency contracts and to write (sell) put and call options on securities for hedging, risk management or other purposes, including for the purpose or having the effect of creating leverage. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Portfolio may also invest in preferred securities.
The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign fixed income securities of varying maturities unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the SEC from time to time.
Principal Risks
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion

2  Summary Prospectus | PIMCO Managed Accounts Trust

Summary Prospectus

of its assets in a particular issuer, market, asset class, country or geographic region
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio’s use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Portfolio or on certain instruments in which the Portfolio invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Portfolio
Please see “Description of Principal Risks” for more information regarding the risks associated with investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual total returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable “wrap” fees by clients of “wrap-fee” programs that invest in

April 30, 2021 | SUMMARY PROSPECTUS  3

Fixed Income SHares: Series LD

the Portfolio to the program sponsors. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
The Portfolio’s benchmark is the ICE BofAML 1-3 Year U.S. Treasury Index. The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an index.
 Calendar Year Total Returns
Best Quarter	June 30, 2020	7.08%
Worst Quarter	March 31, 2020	-3.87%
Average Annual Total Returns (for periods ended 12/31/20)
	1 Year	5 Years	Since Inception	Inception Date
Fixed Income SHares: Series LD - Before Taxes	6.28%	3.79%	3.76%	12/20/2013
Fixed Income SHares: Series LD - After Taxes on Distributions(1)	4.66%	2.01%	1.92%
Fixed Income SHares: Series LD - After Taxes on Distributions and Sale of Portfolio Shares	3.69%	2.11%	2.04%
ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	3.10%	1.90%	1.51%
1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Investment Adviser/Portfolio Manager
PIMCO serves as the investment adviser and administrator for the Portfolio. The Portfolio is jointly and primarily managed by Jerome Schneider and Andrew Wittkop. Mr. Schneider is a Managing Director in PIMCO’s Newport Beach office and head of the short-term and funding desk. Mr. Wittkop is an Executive Vice President and portfolio manager in PIMCO’s Newport Beach office. They have managed the Portfolio since its inception in December 2013.
Purchase and Sale of Portfolio Shares
Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where PIMCO or Virtus Fund Advisors, LLC (each, as applicable, the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser, bank or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. Minimum investment amounts for investing in a Portfolio can be found in the wrap-fee brochure provided to you by the wrap program sponsor or your investment adviser. Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value (“NAV”) next calculated after the broker-dealer who executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day, as long as the order is received by the transfer agent prior to such time as agreed upon by the transfer agent and the broker-dealer.
Tax Information
The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains or a combination of the two, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxable upon withdrawal.

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